Quarterly Holdings Report
for

Fidelity Freedom® Blend Income Fund

December 31, 2019

FBF-YIN-QTLY-0220
1.9892458.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	33,674	$506,124
Fidelity Series Commodity Strategy Fund (a)	274,812	1,308,104
Fidelity Series Large Cap Growth Index Fund (a)	33,995	397,062
Fidelity Series Large Cap Stock Fund (a)	25,136	398,156
Fidelity Series Large Cap Value Index Fund (a)	56,663	747,381
Fidelity Series Small Cap Opportunities Fund (a)	14,985	209,795
Fidelity Series Value Discovery Fund (a)	17,415	236,668
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,613,268)		3,803,290

International Equity Funds - 11.4%
Fidelity Series Canada Fund (a)	9,730	109,852
Fidelity Series Emerging Markets Fund (a)	18,690	182,416
Fidelity Series Emerging Markets Opportunities Fund (a)	79,358	1,637,166
Fidelity Series International Growth Fund (a)	42,040	736,548
Fidelity Series International Index Fund (a)	23,217	247,258
Fidelity Series International Small Cap Fund (a)	12,676	219,430
Fidelity Series International Value Fund (a)	74,187	734,451
Fidelity Series Overseas Fund (a)	38,312	412,999
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,913,729)		4,280,120

Bond Funds - 55.1%
Fidelity Series Corporate Bond Fund (a)	282,427	3,027,612
Fidelity Series Emerging Markets Debt Fund (a)	24,470	234,911
Fidelity Series Floating Rate High Income Fund (a)	5,953	55,367
Fidelity Series Government Bond Index Fund (a)	393,775	4,118,888
Fidelity Series High Income Fund (a)	29,495	282,855
Fidelity Series Inflation-Protected Bond Index Fund (a)	448,591	4,508,340
Fidelity Series Investment Grade Bond Fund (a)	375,656	4,346,338
Fidelity Series Investment Grade Securitized Fund (a)	290,409	2,991,217
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107,542	947,444
Fidelity Series Real Estate Income Fund (a)	15,971	177,758
TOTAL BOND FUNDS
(Cost $20,240,524)		20,690,730

Short-Term Funds - 23.4%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	1,753,183	1,753,183
Fidelity Series Short-Term Credit Fund (a)	174,231	1,756,244
Fidelity Series Treasury Bill Index Fund (a)	525,936	5,259,360
TOTAL SHORT-TERM FUNDS
(Cost $8,749,503)		8,768,836
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $36,517,024)		37,542,976
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,939)
NET ASSETS - 100%		$37,536,037

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$47,541	$693,470	$258,488	$50,240	$(2,367)	$25,968	$506,124
Fidelity Series Canada Fund	6,848	119,895	23,349	2,360	152	6,306	109,852
Fidelity Series Commodity Strategy Fund	68,015	1,506,466	274,245	17,551	(2,100)	9,968	1,308,104
Fidelity Series Corporate Bond Fund	213,324	3,261,693	567,219	75,409	(73)	119,887	3,027,612
Fidelity Series Emerging Markets Debt Fund	19,496	286,231	71,567	9,402	(548)	1,299	234,911
Fidelity Series Emerging Markets Fund	9,756	197,466	28,593	4,110	(422)	4,209	182,416
Fidelity Series Emerging Markets Opportunities Fund	88,405	1,725,315	340,089	41,206	6,166	157,369	1,637,166
Fidelity Series Floating Rate High Income Fund	4,126	61,391	10,221	2,027	(63)	134	55,367
Fidelity Series Government Bond Index Fund	293,262	4,545,933	777,838	67,828	(3,211)	60,742	4,118,888
Fidelity Series Government Money Market Fund 1.65%	125,285	1,930,642	302,744	22,477	--	--	1,753,183
Fidelity Series High Income Fund	30,561	308,895	60,798	11,482	(137)	4,334	282,855
Fidelity Series Inflation-Protected Bond Index Fund	369,954	5,304,106	1,267,789	58,730	6,042	96,027	4,508,340
Fidelity Series International Growth Fund	57,069	852,118	262,461	25,844	7,185	82,637	736,548
Fidelity Series International Index Fund	14,959	263,876	47,849	4,572	604	15,668	247,258
Fidelity Series International Small Cap Fund	14,971	232,426	46,730	9,002	791	17,972	219,430
Fidelity Series International Value Fund	56,471	850,987	210,613	28,597	2,193	35,413	734,451
Fidelity Series Investment Grade Bond Fund	311,706	4,728,445	805,779	81,889	(314)	112,280	4,346,338
Fidelity Series Investment Grade Securitized Fund	219,982	3,306,741	553,920	77,246	(1,304)	19,718	2,991,217
Fidelity Series Large Cap Growth Index Fund	37,212	509,545	206,272	5,375	6,784	49,793	397,062
Fidelity Series Large Cap Stock Fund	37,058	529,213	202,162	25,426	5,019	29,028	398,156
Fidelity Series Large Cap Value Index Fund	69,344	973,271	334,594	46,135	5,271	34,089	747,381
Fidelity Series Long-Term Treasury Bond Index Fund	129,480	1,542,380	751,170	87,316	33,294	(6,540)	947,444
Fidelity Series Overseas Fund	--	381,648	1,940	1,523	9	33,282	412,999
Fidelity Series Real Estate Income Fund	13,102	195,031	32,484	8,986	31	2,078	177,758
Fidelity Series Short-Term Credit Fund	123,884	1,924,109	305,868	29,207	(115)	14,234	1,756,244
Fidelity Series Small Cap Opportunities Fund	18,461	269,688	87,730	11,818	(424)	9,800	209,795
Fidelity Series Treasury Bill Index Fund	375,199	5,781,337	901,453	65,688	177	4,100	5,259,360
Fidelity Series Value Discovery Fund	21,956	306,850	111,057	9,340	1,914	17,005	236,668
Total	$2,777,427	$42,589,168	$8,845,022	$880,786	$64,554	$956,800	$37,542,927

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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